Taxes - Additional information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Taxes
Cumulative net operating loss	$ 1,799,000	$ 1,649,000
Valuation allowance	287,186	257,850
Recovery in valuation allowance	$ 29,336	$ 137,642	$ 17,467